Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Indefinite-lived Intangible Assets [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Amortization expense of intangible assets
2022	$ 50,749
2023	50,634
2024	42,623
2025	40,953
2026	$ 40,943